Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0001973062
Registrant Name	VIDA Global Inc.
Registration File Number	333-294868
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES